Note Discontinued Operations - Additional information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Goodwill impairment losses		$ 0	$ (186,511)	$ 0
Liabilities from discontinued operations		1,815	5,064
Banco Popular North America
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Goodwill impairment losses			(186,511)
Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Goodwill impairment losses		0	186,511
Assets from discontinued operations		$ 0	$ 0
Discontinued Operations | Banco Popular North America
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Goodwill impairment losses	$ 186,500